PRODUCT INFORMATION NOTICE DATED FEBRUARY 12, 2021
to the following variable annuity contracts
Leaders V            Leaders Access IV        Leaders Plus IV
Leaders Outlook IV        Leaders Platinum I        Leaders Platinum Outlook I
Leaders / Chase III        Huntington Leaders II        Huntington Leaders Outlook IV
Leaders Ultra            Leaders Select II            Leaders Select Outlook I
Leaders Select Plus I        Leaders Foundation I        Leaders Foundation Edge I

ISSUED BY:
Talcott Resolution Life Insurance Company Separate Account Seven

Leaders Edge IV            Leaders Foundation I        Leaders Foundation Edge I

ISSUED BY:
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

This product information notice should be retained for future reference.

Effective on or about April 30, 2021, the name of each Fund is changing as indicated below:

Current Name	New Name
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Global Fund	Invesco V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Fund®	Invesco V.I. Main Street Fund®
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. Main Street Small Cap Fund®

HV-7828